Income Taxes - Summary Gross Movement in Current Income Tax Assets / (Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Net current income tax assets / (liabilities) at the beginning	$ 468	$ 501	$ 515
Translation differences	(32)	(18)	17
Income tax paid	1,088	1,020	863
Current income tax expense	(1,153)	(1,048)	(901)
Income tax on other comprehensive income	(2)	2	1
Income tax benefit arising on exercise of stock options	6	10	6
Tax impact on buyback expenses	1	1
Additions through business combination	(2)
Net current income tax assets / (liabilities) at the end	$ 374	$ 468	$ 501